Schedule of Investments (unaudited)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/24)(a)(b)	$200	$188,738
Clear Channel Outdoor Holdings Inc.
7.75%, 04/15/28 (Call 04/15/24)(a)	260	225,448
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	190	198,408
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/24)	135	126,188
		738,782
Aerospace & Defense — 2.1%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	195	189,970
Spirit AeroSystems Inc., 4.60%, 06/15/28
(Call 03/15/28)	182	156,351
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)	545	553,738
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)	310	327,373
		1,227,432
Airlines — 0.7%
American Airlines Inc., 7.25%, 02/15/28
(Call 02/15/25)(a)(b)	200	203,149
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	100	96,652
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(a)(b)	125	105,899
		405,700
Auto Manufacturers — 0.7%
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28
(Call 01/15/25)(a)	145	141,906
PM General Purchaser LLC, 9.50%, 10/01/28
(Call 10/01/24)(a)	155	156,583
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(a)	100	91,103
		389,592
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(Call 04/15/25)(a)	130	132,918
American Axle & Manufacturing Inc., 6.88%, 07/01/28
(Call 07/01/24)	95	92,713
Clarios Global LP/Clarios U.S. Finance Co., 6.75%,
05/15/28 (Call 05/15/25)(a)	200	202,517
Dana Inc., 5.63%, 06/15/28 (Call 06/15/24)(b)	105	102,472
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	490	428,175
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	95	94,563
ZF North America Capital Inc., 6.88%, 04/14/28
(Call 03/14/28)(a)	150	154,508
		1,207,866
Banks — 0.4%
Freedom Mortgage Corp., 12.00%, 10/01/28
(Call 10/01/25)(a)	205	224,907

Building Materials — 2.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28
(Call 10/15/25)(a)(b)	130	133,498
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)	185	189,990
CP Atlas Buyer Inc., 7.00%, 12/01/28
(Call 12/01/24)(a)(b)	130	115,846
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	253	248,009
James Hardie International Finance DAC, 5.00%,
01/15/28 (Call 01/15/25)(a)	105	101,612
Masonite International Corp., 5.38%, 02/01/28
(Call 01/29/24)(a)	130	126,225
Security	Par (000)	Value

Building Materials (continued)
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	$160	$153,762
9.75%, 07/15/28 (Call 07/15/24)(a)	65	65,546
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28
(Call 11/01/24)(a)	282	275,649
Standard Industries Inc./NJ, 4.75%, 01/15/28
(Call 01/15/25)(a)	260	248,598
		1,658,735
Chemicals — 4.1%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28
(Call 09/30/24)(a)	205	133,060
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/24)(a)	197	186,183
Consolidated Energy Finance SA, 5.63%, 10/15/28
(Call 10/15/24)(a)	130	106,385
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%,
06/15/28 (Call 06/15/24)(a)(b)	135	127,273
Element Solutions Inc., 3.88%, 09/01/28
(Call 09/01/24)(a)	215	196,619
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/24)(b)	70	65,190
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	90	76,092
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%,
07/01/28 (Call 07/01/24)(a)	115	113,101
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)	105	102,664
Ingevity Corp., 3.88%, 11/01/28 (Call 01/29/24)(a)	135	119,044
Innophos Holdings Inc., 9.38%, 02/15/28
(Call 02/15/24)(a)	70	59,481
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	100	85,200
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/24)(a)	105	100,382
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	210	191,615
9.75%, 11/15/28 (Call 06/01/25)(a)	435	461,416
SCIH Salt Holdings Inc., 4.88%, 05/01/28
(Call 05/01/24)(a)	280	259,863
		2,383,568
Commercial Services — 4.2%
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)	106	100,284
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(a)	515	464,888
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	120	110,640
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)(b)	195	172,856
Garda World Security Corp., 7.75%, 02/15/28
(Call 02/15/25)(a)	115	117,273
GEO Group Inc. (The), 10.50%, 06/30/28
(Call 06/30/24)	35	35,673
Grand Canyon University, 5.13%, 10/01/28
(Call 08/01/28)(b)	100	90,732
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	270	239,674
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	255	202,771
Prime Security Services Borrower LLC/Prime
Finance Inc., 6.25%, 01/15/28 (Call 01/15/25)(a)(b)	335	332,153
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/25)	430	419,628
Williams Scotsman Inc., 4.63%, 08/15/28
(Call 08/15/24)(a)	130	122,594
		2,409,166

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(Call 05/01/24)(a)	$105	$93,240
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(a)	140	132,446
KBR Inc., 4.75%, 09/30/28 (Call 09/30/24)(a)	65	59,901
NCR Voyix Corp., 5.00%, 10/01/28 (Call 01/29/24)(a)	160	150,783
Presidio Holdings Inc., 8.25%, 02/01/28
(Call 02/01/24)(a)	150	148,689
Science Applications International Corp., 4.88%,
04/01/28 (Call 04/01/24)(a)	105	99,376
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/24)(a)	85	74,897
		759,332
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co., 5.50%, 06/01/28
(Call 06/01/24)(a)(b)	195	190,763

Distribution & Wholesale — 1.3%
American Builders & Contractors Supply Co. Inc., 4.00%,
01/15/28 (Call 01/15/25)(a)	195	182,906
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/01/24)(a)	130	128,764
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/24)(a)	315	286,001
Ritchie Bros Holdings Inc., 6.75%, 03/15/28
(Call 03/15/25)(a)	155	159,066
		756,737
Diversified Financial Services — 5.4%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	145	143,082
Burford Capital Global Finance LLC, 6.25%, 04/15/28
(Call 04/15/24)(a)	100	96,662
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	260	212,991
Credit Acceptance Corp., 9.25%, 12/15/28
(Call 12/15/25)(a)	155	163,194
Enova International Inc., 11.25%, 12/15/28
(Call 12/15/25)(a)	100	104,508
GGAM Finance Ltd., 8.00%, 06/15/28 (Call 12/15/27)(a)	150	156,340
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)(b)	135	143,760
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28 (Call 08/15/24)(a)	100	78,879
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28 (Call 08/15/24)(a)	260	234,467
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28
(Call 04/17/25)(a)	130	136,543
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(Call 05/01/24)(a)	255	232,422
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28
(Call 08/15/24)(a)	222	211,337
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	123	111,820
NFP Corp.
4.88%, 08/15/28 (Call 08/15/24)(a)	140	138,829
6.88%, 08/15/28 (Call 08/15/24)(a)	535	538,243
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	155	135,932
6.63%, 01/15/28 (Call 07/15/27)	195	194,379
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	105	100,552
		3,133,940
Electric — 3.0%
Atlantica Sustainable Infrastructure PLC, 4.13%,
06/15/28 (Call 06/15/25)(a)	95	87,920
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(a)	325	309,165
Security	Par (000)	Value

Electric (continued)
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	$362	$345,987
Clearway Energy Operating LLC, 4.75%, 03/15/28
(Call 03/15/24)(a)	220	209,572
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/25)(b)	215	212,747
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/24)(a)	180	167,720
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/24)(b)	265	256,062
Pike Corp., 5.50%, 09/01/28 (Call 09/01/24)(a)	180	172,597
		1,761,770
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc., 4.75%, 06/15/28
(Call 07/01/24)(a)	145	134,927
WESCO Distribution Inc., 7.25%, 06/15/28
(Call 06/15/24)(a)	345	354,460
		489,387
Energy - Alternate Sources — 0.5%
Sunnova Energy Corp., 11.75%, 10/01/28
(Call 04/01/28)(a)(b)	100	86,908
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(a)	180	173,471
		260,379
Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	155	149,230
Railworks Holdings LP/Railworks Rally Inc., 8.25%,
11/15/28 (Call 11/15/24)(a)(b)	85	85,116
Weekley Homes LLC/Weekley Finance Corp., 4.88%,
09/15/28 (Call 09/15/24)(a)	105	97,994
		332,340
Entertainment — 1.2%
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/01/28
(Call 10/01/24)(b)	60	59,699
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/25)(a)	175	166,794
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	190	175,259
Light & Wonder International Inc., 7.00%, 05/15/28
(Call 05/15/24)(a)	185	185,674
Live Nation Entertainment Inc., 3.75%, 01/15/28
(Call 01/29/24)(a)(b)	123	113,609
		701,035
Environmental Control — 0.9%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	195	176,564
4.00%, 08/01/28 (Call 08/01/24)(a)	200	183,260
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	180	165,491
		525,315
Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
5.88%, 02/15/28 (Call 08/15/24)(a)	195	194,734
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	195	197,062
B&G Foods Inc., 8.00%, 09/15/28 (Call 09/15/25)(a)(b)	155	161,490
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/24)(a)	100	81,196
Chobani LLC/Chobani Finance Corp. Inc., 4.63%,
11/15/28 (Call 11/15/24)(a)	110	103,011
Lamb Weston Holdings Inc., 4.88%, 05/15/28
(Call 11/15/27)(a)	130	126,516
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/24)(a)	245	240,982

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28
(Call 01/29/24)(a)	$85	$86,058
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/24)	120	107,044
U.S. Foods Inc., 6.88%, 09/15/28 (Call 09/15/25)(a)	140	143,680
United Natural Foods Inc., 6.75%, 10/15/28
(Call 10/15/24)(a)(b)	125	105,052
		1,546,825
Food Service — 0.7%
Aramark Services Inc., 5.00%, 02/01/28
(Call 02/01/24)(a)	295	284,824
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	105	95,966
		380,790
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28
(Call 02/04/24)(a)	80	72,235
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	160	146,881
		219,116
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%,
06/01/28 (Call 06/01/25)(a)	130	133,606

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28
(Call 06/15/25)(a)	100	106,140

Health Care - Products — 1.7%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/24)(a)	400	381,036
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)	360	374,651
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(a)	95	91,677
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/24)(a)	130	123,232
		970,596
Health Care - Services — 3.0%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28
(Call 07/01/24)(a)	135	132,460
Akumin Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	30	23,125
Charles River Laboratories International Inc., 4.25%,
05/01/28 (Call 05/01/24)(a)	145	136,995
Encompass Health Corp., 4.50%, 02/01/28
(Call 02/01/24)	218	208,380
Heartland Dental LLC/Heartland Dental Finance Corp.,
10.50%, 04/30/28 (Call 05/15/25)(a)	180	187,723
Molina Healthcare Inc., 4.38%, 06/15/28
(Call 01/29/24)(a)	215	201,614
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/24)	166	157,427
6.13%, 10/01/28 (Call 10/01/24)(b)	645	641,247
Toledo Hospital (The), Series B, 5.33%, 11/15/28	80	74,868
		1,763,839
Holding Companies - Diversified — 0.2%
Benteler International AG, Class A, 10.50%, 05/15/28
(Call 05/15/25)(a)	130	139,192

Home Builders — 1.7%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(a)	60	61,424
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28 (Call 01/15/25)(a)	65	64,360
Dream Finders Homes Inc., 8.25%, 08/15/28
(Call 08/15/25)(a)	75	78,815
Forestar Group Inc., 5.00%, 03/01/28
(Call 03/01/24)(a)(b)	80	76,045
Security	Par (000)	Value

Home Builders (continued)
Installed Building Products Inc., 5.75%, 02/01/28
(Call 01/16/24)(a)	$75	$73,526
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	105	110,870
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	105	100,511
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
02/15/28 (Call 02/15/24)	132	126,039
Taylor Morrison Communities Inc., 5.75%, 01/15/28
(Call 10/15/27)(a)	115	114,405
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	90	88,757
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 06/30/24)(a)	70	69,239
		963,991
Household Products & Wares — 0.1%
Central Garden & Pet Co., 5.13%, 02/01/28
(Call 01/01/25)	75	72,640

Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	325	327,957
MGIC Investment Corp., 5.25%, 08/15/28
(Call 08/15/24)	175	170,382
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(a)	145	138,120
		636,459
Internet — 2.7%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%,
05/01/28 (Call 05/01/24)(a)	85	74,521
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/24)(a)	125	107,392
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/24)(a)	240	214,011
6.13%, 12/01/28 (Call 12/01/24)(a)	130	112,307
Cablevision Lightpath LLC, 5.63%, 09/15/28
(Call 09/15/24)(a)	105	88,739
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/24)(a)	95	92,729
EquipmentShare.com Inc., 9.00%, 05/15/28
(Call 05/15/25)(a)	265	269,969
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(a)	110	101,275
Match Group Holdings II LLC, 4.63%, 06/01/28
(Call 06/01/24)(a)	130	122,737
Newfold Digital Holdings Group Inc., 11.75%, 10/15/28
(Call 10/15/25)(a)	130	141,240
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
6.00%, 02/15/28 (Call 02/15/24)(a)	70	66,754
Uber Technologies Inc., 6.25%, 01/15/28
(Call 01/09/24)(a)(b)	145	145,773
		1,537,447
Iron & Steel — 0.8%
Carpenter Technology Corp., 6.38%, 07/15/28
(Call 07/15/24)	120	119,821
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(Call 11/15/26)(a)	25	25,570
Mineral Resources Ltd., 9.25%, 10/01/28
(Call 10/01/25)(a)	285	300,702
		446,093
Leisure Time — 3.9%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)	100	103,998
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	620	574,104
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	525	574,840

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28
(Call 05/15/25)(a)	$70	$72,674
NCL Corp. Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	155	162,652
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	130	124,231
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	125	115,234
5.50%, 04/01/28 (Call 09/29/27)(a)	390	384,404
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	185	177,039
		2,289,176
Lodging — 2.4%
Full House Resorts Inc., 8.25%, 02/15/28
(Call 02/15/24)(a)	110	104,396
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28
(Call 05/01/24)(a)	130	130,139
Marriott Ownership Resorts Inc., 4.75%, 01/15/28
(Call 09/15/24)	90	83,040
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(Call 07/21/24)(a)	220	204,803
MGM Resorts International, 4.75%, 10/15/28
(Call 07/15/28)(b)	185	174,652
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)	170	160,280
Studio City Finance Ltd., 6.50%, 01/15/28
(Call 07/15/24)(a)	125	116,236
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/24)(a)	125	116,719
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/24)(a)	340	315,191
		1,405,456
Machinery — 1.3%
ATS Corp., 4.13%, 12/15/28 (Call 12/15/24)(a)	85	77,533
BWX Technologies Inc., 4.13%, 06/30/28
(Call 06/30/24)(a)	95	89,128
GrafTech Finance Inc., 4.63%, 12/15/28
(Call 12/15/24)(a)	130	85,789
GrafTech Global Enterprises Inc., 9.88%, 12/15/28
(Call 12/15/25)(a)(b)	115	85,985
Maxim Crane Works Holdings Capital LLC, 11.50%,
09/01/28 (Call 09/01/25)(a)	125	130,578
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/24)(a)	95	94,754
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	225	209,184
		772,951
Manufacturing — 0.7%
Calderys Financing LLC, 11.25%, 06/01/28
(Call 06/01/25)(a)	135	143,480
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	150	142,774
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	105	109,397
		395,651
Media — 7.5%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/25)(a)	310	277,967
Block Communications Inc., 4.88%, 03/01/28
(Call 03/01/24)(a)	75	67,346
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%,
02/01/28 (Call 08/01/24)(a)	645	608,685
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/24)(a)	255	219,320
7.50%, 04/01/28 (Call 04/01/24)(a)	260	173,697
11.25%, 05/15/28 (Call 05/15/25)(a)	255	258,509
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	645	434,454
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)	147	134,798
Security	Par (000)	Value

Media (continued)
iHeartCommunications Inc., 4.75%, 01/15/28
(Call 01/15/25)(a)(b)	$131	$98,729
McGraw-Hill Education Inc., 5.75%, 08/01/28
(Call 08/01/24)(a)	210	198,616
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/24)(a)	260	238,115
Sirius XM Radio Inc., 4.00%, 07/15/28
(Call 07/15/24)(a)(b)	515	467,546
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(Call 10/15/24)(a)	110	105,186
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/24)	260	242,822
Telenet Finance Luxembourg Notes Sarl, 5.50%,
03/01/28 (Call 02/12/24)(a)	200	189,683
Univision Communications Inc., 8.00%, 08/15/28
(Call 08/15/25)(a)	370	376,221
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	187	165,751
Virgin Media Vendor Financing Notes IV DAC, 5.00%,
07/15/28 (Call 07/15/24)(a)	125	117,690
		4,375,135
Mining — 0.6%
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(a)	60	58,246
Constellium SE, 5.63%, 06/15/28 (Call 06/15/24)(a)	85	83,142
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	120	120,326
Kaiser Aluminum Corp., 4.63%, 03/01/28
(Call 03/01/24)(a)	120	110,540
		372,254
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28
(Call 07/15/28)(a)	195	177,403

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/24)(a)(b)	70	65,538

Oil & Gas — 5.9%
Callon Petroleum Co., 8.00%, 08/01/28
(Call 08/01/24)(a)	170	176,321
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 07/15/28 (Call 07/15/25)(a)	80	80,218
Civitas Resources Inc., 8.38%, 07/01/28
(Call 07/01/25)(a)	350	368,043
Crescent Energy Finance LLC, 9.25%, 02/15/28
(Call 02/15/25)(a)	260	271,279
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/24)(a)	100	92,555
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(a)(b)	182	180,620
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/25)(a)	257	255,745
Global Marine Inc., 7.00%, 06/01/28	65	57,529
Greenfire Resources Ltd., 12.00%, 10/01/28
(Call 10/01/25)(a)	75	77,177
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%,
11/01/28 (Call 11/01/24)(a)	155	154,430
Matador Resources Co., 6.88%, 04/15/28
(Call 04/15/25)(a)(b)	129	132,097
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	97	97,123
Nabors Industries Ltd., 7.50%, 01/15/28
(Call 01/15/25)(a)	100	91,510
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(a)	180	183,514
PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
02/15/28 (Call 02/15/24)(b)	210	206,163

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance
Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	$150	$153,851
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	95	94,941
Southwestern Energy Co., 8.38%, 09/15/28
(Call 09/15/24)	80	83,253
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 03/15/24)(b)	115	114,268
7.00%, 09/15/28 (Call 09/15/25)(a)	140	143,319
Transocean Aquila Ltd., 8.00%, 09/30/28
(Call 09/30/25)(a)	85	86,861
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)(a)	135	139,577
Vital Energy Inc., 10.13%, 01/15/28 (Call 01/15/25)(b)	189	197,957
		3,438,351
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 04/01/28 (Call 04/01/24)(a)	210	207,615
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	95	92,995
Nine Energy Service Inc., 13.00%, 02/01/28
(Call 02/01/26)	75	63,629
Oceaneering International Inc., 6.00%, 02/01/28
(Call 11/01/27)	70	68,566
		432,805
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 3.25%, 09/01/28
(Call 05/15/24)(a)	155	135,668
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	195	201,273
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 01/15/25)(a)	115	112,712
Clearwater Paper Corp., 4.75%, 08/15/28
(Call 08/15/24)(a)	75	70,347
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/24)(a)	125	111,901
Graphic Packaging International LLC, 3.50%,
03/15/28(a)	125	116,180
Intelligent Packaging Ltd. Finco Inc./Intelligent
Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28
(Call 09/15/24)(a)	175	165,073
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	125	112,027
9.50%, 11/01/28 (Call 11/01/25)(a)	80	79,894
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	130	121,284
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28
(Call 02/01/24)(a)	199	199,954
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/24)	165	155,156
		1,581,469
Pharmaceuticals — 2.9%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/24)(a)	90	78,762
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	75	42,320
11.00%, 09/30/28(a)	455	311,204
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/25)(a)	130	123,107
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)	190	194,744
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	175	150,203
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 14.75%, 11/14/28 (Call 11/14/25)(a)(b)	130	141,546
Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
4.13%, 04/30/28 (Call 04/30/24)(a)	$545	$497,935
Prestige Brands Inc., 5.13%, 01/15/28
(Call 01/15/25)(a)(b)	115	112,498
		1,652,319
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 01/15/28 (Call 01/15/25)(a)	175	171,827
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	130	122,065
Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	100	96,167
EnLink Midstream LLC, 5.63%, 01/15/28
(Call 07/15/27)(a)	130	128,736
EQM Midstream Partners LP, 5.50%, 07/15/28
(Call 04/15/28)	220	218,217
Genesis Energy LP/Genesis Energy Finance Corp.,
7.75%, 02/01/28 (Call 02/01/24)	175	175,431
Harvest Midstream I LP, 7.50%, 09/01/28
(Call 09/01/24)(a)	210	211,916
Hess Midstream Operations LP, 5.13%, 06/15/28
(Call 06/15/24)(a)	135	131,467
Howard Midstream Energy Partners LLC, 8.88%,
07/15/28 (Call 07/15/25)(a)	135	142,327
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)	215	218,132
Martin Midstream Partners LP/Martin Midstream Finance
Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)	100	103,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance
Corp., 5.50%, 01/15/28 (Call 01/15/25)(a)	190	181,654
Venture Global LNG Inc., 8.13%, 06/01/28
(Call 06/01/25)(a)	580	586,793
		2,488,232
Real Estate — 0.9%
Cushman & Wakefield U.S. Borrower LLC, 6.75%,
05/15/28 (Call 05/18/24)(a)	175	172,582
Five Point Operating Co. LP/Five Point Capital Corp.,
10.50%, 01/15/28 (Call 11/15/24)(a)	135	137,712
Howard Hughes Corp. (The), 5.38%, 08/01/28
(Call 08/01/24)(a)	195	186,919
		497,213
Real Estate Investment Trusts — 3.3%
Brandywine Operating Partnership LP, 7.80%, 03/15/28
(Call 02/15/28)(b)	90	91,787
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(a)	95	86,579
Hudson Pacific Properties LP, 5.95%, 02/15/28
(Call 01/15/28)	90	84,781
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/24)(a)	140	133,747
5.25%, 03/15/28 (Call 12/27/24)(a)	220	213,305
Necessity Retail REIT Inc./American Finance Operating
Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)	126	107,100
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28
(Call 10/01/24)(a)	195	190,765
RHP Hotel Properties LP/RHP Finance Corp., 7.25%,
07/15/28 (Call 07/15/25)(a)	95	98,425
Service Properties Trust, 3.95%, 01/15/28
(Call 07/15/27)	105	88,497

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	$140	$119,322
10.50%, 02/15/28 (Call 09/15/25)(a)	670	681,351
		1,895,659
Retail — 4.5%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/24)(a)(b)	400	376,807
4.38%, 01/15/28 (Call 11/15/24)(a)	195	185,901
Advance Auto Parts Inc., 5.95%, 03/09/28
(Call 02/09/28)	70	69,751
Asbury Automotive Group Inc., 4.50%, 03/01/28
(Call 03/01/24)	105	98,821
Bath & Body Works Inc., 5.25%, 02/01/28	130	127,270
eG Global Finance PLC, 12.00%, 11/30/28
(Call 05/30/26)(a)	280	296,184
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28
(Call 02/15/25)(a)	130	139,569
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/24)(a)	130	121,537
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/24)(a)	185	170,598
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/24)(a)	100	93,358
Michaels Companies Inc. (The), 5.25%, 05/01/28
(Call 11/01/24)(a)	220	172,636
Nordstrom Inc., 6.95%, 03/15/28	70	70,802
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28
(Call 02/15/24)(a)	308	287,304
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	125	91,286
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	170	158,504
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/24)(a)	165	161,423
		2,621,751
Semiconductors — 0.4%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(a)	95	90,339
ON Semiconductor Corp., 3.88%, 09/01/28
(Call 09/01/24)(a)	175	160,436
		250,775
Software — 2.1%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	130	139,287
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(a)	245	225,805
Consensus Cloud Solutions Inc., 6.50%, 10/15/28
(Call 10/15/26)(a)(b)	125	112,621
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/24)(a)	240	223,029
Helios Software Holdings Inc./ION Corporate Solutions
Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	85	77,501
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	130	124,028
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/24)(a)	235	218,282
PTC Inc., 4.00%, 02/15/28 (Call 02/15/24)(a)	130	122,708
		1,243,261
Telecommunications — 3.1%
Altice France SA/France, 5.50%, 01/15/28
(Call 09/15/24)(a)	280	219,170
Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)	$100	$81,780
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	195	169,630
Frontier Communications Holdings LLC, 5.00%,
05/01/28 (Call 05/01/24)(a)(b)	400	369,202
Frontier Florida LLC, Series E, 6.86%, 02/01/28	74	71,204
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	230	227,657
Level 3 Financing Inc.
4.25%, 07/01/28	100	56,000
11.00%, 11/15/29	11	11,019
ViaSat Inc., 6.50%, 07/15/28 (Call 06/17/24)(a)	100	77,179
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 08/15/24)(a)(b)	360	315,492
Zayo Group Holdings Inc., 6.13%, 03/01/28
(Call 03/01/24)(a)	280	186,063
		1,784,396
Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/24)(a)	150	136,838
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	70	71,475
		208,313
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (Call 05/01/24)(a)	260	251,973

Total Long-Term Investments — 97.7%
(Cost: $55,778,526)		56,673,561

	Shares

Short-Term Securities

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.51%(c)(d)(e)	7,061,180	7,065,417
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(c)(d)	630,000	630,000

Total Short-Term Securities — 13.2%
(Cost: $7,694,237)		7,695,417

Total Investments — 110.9%
(Cost: $63,472,763)		64,368,978

Liabilities in Excess of Other Assets — (10.9)%		(6,342,363)

Net Assets — 100.0%		$58,026,615

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,908,199	$5,156,881	(a)	$—	$(57)	$394	$7,065,417	7,061,180	$4,521	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	590,000	(a)	—	—	—	630,000	630,000	4,032		—
					$(57)	$394	$7,695,417		$8,553		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$56,673,561	$—	$56,673,561
Short-Term Securities
Money Market Funds	7,695,417	—	—	7,695,417
	$7,695,417	$56,673,561	$—	$64,368,978

Portfolio Abbreviation

REIT	Real Estate Investment Trust